Janus Henderson Forty Portfolio Investment Strategy - Institutional Shares [Member] - Janus Henderson Forty Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Portfolio pursues its investment objective by normally investing in a portfolio of 30-40 common stocks. The Portfolio may invest in companies of any size but will invest primarily in larger, well-established companies. The Portfolio may also invest in foreign securities. The Portfolio is classified as nondiversified, which allows it to hold larger positions in more securities as compared to a portfolio that is classified as diversified. As of December 31, 2025, the Portfolio held stocks of 31 companies. Of these holdings, 15 comprised approximately 75.28% of the Portfolio’s holdings. Portfolio management applies a “bottom-up” approach that focuses on fundamental research and considers, among other factors, a company’s sustainable competitive advantages, long-term growth potential, and shareholder value. The Portfolio will generally consider selling a security when, in portfolio management’s opinion, there is a deterioration in a company’s financials, the investment thesis for owning the position has changed, or if the security exceeds its targeted value.The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.